CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 324,977	$ 324,934	$ 248,419
Cost of revenue	261,181	209,771	196,569
GROSS PROFIT	63,796	115,163	51,850
Operating expenses:
Research and development	13,601	12,114	6,541
Selling, general and administrative	53,799	50,882	37,239
Goodwill impairment	0	139	0
Total operating expenses	67,400	63,135	43,780
OPERATING INCOME (LOSS)	(3,604)	52,028	8,070
Equity loss from investment in affiliates	(97)	(983)	(790)
Other income (expenses), net	113	(537)	(1,288)
INCOME (LOSS) BEFORE INCOME TAX EXPENSES	(3,588)	50,508	5,992
Income tax expenses	1,646	9,220	590
NET INCOME (LOSS)	(5,234)	41,288	5,402
Net income (loss) attributable to non-controlling interests	(509)	6,481	999
NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	(4,725)	34,807	4,403
BASIC AND DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V. PER SHARE
Net income (loss) attributable to ICTS International N.V.	(4,725)	34,807	4,403
Less deemed dividend attributable to redeemable non-controlling interests	0	10,102	0
Net income (loss) available to ICTS International N.V. shareholders	$ (4,725)	$ 24,705	$ 4,403
Basic weighted average number of shares	37,433,333	37,433,333	35,827,854
Net income (loss) per share attributable to ICTS International N.V. - basic	$ (0.13)	$ 0.66	$ 0.12
Diluted weighted average number of shares	37,433,333	40,237,340	38,424,718
Net income (loss) per share attributable to ICTS International N.V. - diluted	$ (0.13)	$ 0.61	$ 0.11
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (5,234)	$ 41,288	$ 5,402
Other Comprehensive Income (loss) - Translation adjustments	(277)	(1,861)	20
Unrealized gains (loss) on derivative instruments	(35)	32	0
Comprehensive income (loss)	(5,546)	39,459	5,422
Comprehensive income (loss) attributable to non-controlling interests	(500)	6,259	1,106
COMREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ (5,046)	$ 33,200	$ 4,316